Long-term Debt - Senior Unsecured Notes due 2029 Narrative (Details) $ in Thousands, $ in Millions		12 Months Ended					24 Months Ended
	Oct. 31, 2024 USD ($)	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 30, 2026	Apr. 05, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds from Senior Notes 2029					$ 0	$ 441,294
Fair market value of borrowings					519,462	516,234		$ 18.0
Senior Notes 2029
Disclosure of detailed information about borrowings [line items]
Principal value	$ 450,000
Net proceeds from Senior Notes 2029	$ 441,300
Borrowings, interest rate	8.00%
Fair market value of borrowings	$ 446,600				$ 443,265	$ 449,289
Senior Notes 2029 | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.476%
Senior Notes 2029 | Debt Discount And Transaction Costs Netting
Disclosure of detailed information about borrowings [line items]
Fair market value of borrowings	$ 8,700
Senior Notes 2029 | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, redemption amount, percentage of principal		1.000	1.020	1.040			1.000
Borrowings, premium, percentage of principal							50
Borrowings, redemption amount, percentage of the original aggregate amount							40.00%
Borrowings, redemption price as a percentage of the aggregate							108.00%